ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Accounts receivable	(a)	$14,493	$14,879
Prepaid expenses and other assets		13,649	11,363
Restricted cash	(b)	2,076	2,270
Total		$30,218	$28,512
The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$20,283	$20,263
Non-current	9,935	8,249
Total	$30,218	$28,512
a)    Accounts Receivable
Accounts receivable includes contract assets of $709 million (2023 – $451 million). Contract assets primarily relate to work-in-progress on our long-term construction services contracts for which customers have not yet been billed.
b)    Restricted Cash
Restricted cash primarily relates to the financing arrangements including defeasement of debt obligations, debt service accounts and deposits held by the company’s insurance operations across our segments.